Initial public offering (Details Narrative) - USD ($)	Nov. 24, 2021	Mar. 31, 2023	Dec. 31, 2022	Oct. 31, 2022	Jul. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Share price		$ 16.50	$ 16.50
Proceeds from sale of stock	$ 100
Temporary equity, par value				$ 8.32	$ 8.27
Temporary equity, carrying value				$ 3,329,682	$ 3,306,524
Shareholder [Member]
Subsidiary, Sale of Stock [Line Items]
Temporary equity, par value				$ 8.24	$ 8.24
Shareholder One [Member]
Subsidiary, Sale of Stock [Line Items]
Temporary equity, par value				$ 0.03	$ 0.03
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, shares issued	8,625,000
Share price	$ 10.00
Proceeds from sale of stock	$ 86,250,000
IPO [Member] | Anchor Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, shares issued	400,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, shares issued	1,125,000
Share price	$ 10.00
Proceeds from sale of stock	$ 11,250,000